Investment Property - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Rental income from investment property	₩ 5,222	₩ 5,036
Investment Property	25,137	23,034
At Fair Value Member
Disclosure of detailed information about investment property [line items]
Investment Property	₩ 73,934	₩ 66,128